SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated by Geography and Percentage of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies Line Items
Total revenues	$ 324,977	$ 324,934	$ 248,419
Percentage of Revenues	100.00%	100.00%	100.00%
Germany [Member]
Accounting Policies Line Items
Total revenues	$ 111,826	$ 126,367	$ 119,500
Percentage of Revenues	34.00%	39.00%	48.00%
United States [Member]
Accounting Policies Line Items
Total revenues	$ 88,333	$ 94,743	$ 45,305
Percentage of Revenues	27.00%	29.00%	18.00%
The Netherlands [Member]
Accounting Policies Line Items
Total revenues	$ 63,842	$ 52,165	$ 58,446
Percentage of Revenues	20.00%	16.00%	24.00%
Spain [Member]
Accounting Policies Line Items
Total revenues	$ 39,448	$ 30,946	$ 7,465
Percentage of Revenues	12.00%	10.00%	3.00%
Other countries [Member]
Accounting Policies Line Items
Total revenues	$ 21,528	$ 20,713	$ 17,703
Percentage of Revenues	7.00%	6.00%	7.00%